Short-Term Borrowings - Outstanding and weighted-average interest rates of short-term borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Weighted-average interest rate as of year-end	0.88%	0.25%
Securities Sold Under Repurchase Agreements
Short-term Debt [Line Items]
Balance as of December 31		$ 1,082	$ 2,842	$ 4,400
Maximum outstanding as of any month-end	$ 3,441	4,302	5,572
Average outstanding during the year	$ 2,048	$ 3,683	$ 4,113
Weighted-average interest rate as of year-end	1.38%	0.03%	0.04%
Weighted-average interest rate during the year	0.62%	0.05%	0.02%
Tax-Exempt Investment Program
Short-term Debt [Line Items]
Balance as of December 31		$ 931	$ 1,078	1,158
Maximum outstanding as of any month-end	$ 1,078	1,158	1,726
Average outstanding during the year	$ 1,023	$ 1,127	$ 1,512
Weighted-average interest rate as of year-end	1.74%	1.45%	0.67%
Weighted-average interest rate during the year	1.46%	0.79%	0.36%
Other
Short-term Debt [Line Items]
Balance as of December 31		$ 2,000	$ 0	$ 0
Maximum outstanding as of any month-end	$ 2,000	0	29
Average outstanding during the year		$ 1	$ 31
Weighted-average interest rate as of year-end	2.68%	0.00%	0.00%
Weighted-average interest rate during the year		0.00%	0.17%